Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Accumulated loss	$ 646,965	$ 474,600
Net assets	55,387	76,475
Net Assets	41,234	$ (448,120)
Federal money market fund	$ 37,800